STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 9,497,031	$ 9,036,785
Net Assets	9,497,031	9,036,785
NET ASSETS, representing:
Equity of contract owners	7,172,574	7,184,139
Equity of Pruco Life Insurance Company of New Jersey	2,324,457	1,852,646
Net Assets	$ 9,497,031	$ 9,036,785
Portfolio shares held (in shares)	204,595	204,595
Portfolio net asset value per share (in dollars per share)	$ 46.42	$ 44.17
Contract owner units outstanding (in shares)	1,834,551	1,919,866